Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Abstract]
Schedule of Share Option Plan

The following is a summary of the status of the Company’s share option plan as of June 30, 2026:

	Six months ended
	June 30, 2026
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2025	15,857,856	$1.81
Granted during the period	397,628	$1.66
Exercised during the period	(2,652,385)	$0.82
Forfeited during the period	(456,891)	$2.62
Options outstanding as of June 30, 2026	13,146,208	$1.98
Options exercisable as of June 30, 2026	6,629,554	$1.22

Schedule of Information about Stock Options Outstanding

The following table summarizes information about stock options outstanding as of June 30, 2026:

Outstanding as of June 30, 2026					Exercisable as of June 30, 2026
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	5,604,875	3.26	0.82	8,071	5,604,875	3.26	0.82	8,071
$1.66-$1.87	400,941	6.53	1.66	241	102,720	6.48	1.67	61
$2.00-$2.13	2,405,710	6.44	2.00	625	32,497	5.25	2.13	4
$2.27	1,156,960	6.00	2.27	-	11,740	6.18	2.27	-
$2.39-$2.41	538,709	5.05	2.40	-	538,709	5.05	2.40	-
$3.25	1,350,000	6.46	3.25	-	-	-	-	-
$4.25	1,350,000	6.46	4.25	-	-	-	-	-
$4.99	147,306	3.55	4.99	-	147,306	3.55	4.99	-
$5.36	131,250	3.001	5.36	-	131,250	3.00	5.36	-
$7.58	56,920	2.55	7.58	-	56,920	2.55	7.58	-
$9.07	3,537	2.46	9.07	-	3,537	2.46	9.07	-

Schedule of Fair Value of Stock-Based Compensation Awards

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the six months ended on June 30, 2026	For the six months ended on June 30, 2025
Expected term	4	4-5
Expected volatility	68.19%	59.63%-63.35%
Expected dividend rate	0%	0%
Risk-free rate	3.65%	3.73%-4.36%

Schedule of Classification of Stock Options Expenses

The following table presents the classification of the stock options expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Cost of revenue	40	37	20	10
Research and development	83	230	42	95
Sales and marketing	30	84	(13)	26
General and administrative	832	311	424	148
Total stock-based compensation	985	662	473	279

Schedule of Company’s RSU’s

The following is a summary of the status of the Company’s RSU’s as of June 30, 2026, as well as changes during the period of six months ended June 30, 2026:

	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	8,602,317	$2.95
Granted during the period	4,335,811	$1.38
Vested during the period	(2,577,405)	$3.23
Forfeited during the period	(973,311)	$2.76
Outstanding at the end of the period	9,387,412	$2.17

Schedule of Classification of RSU's Expenses

The following table presents the classification of RSU’s expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Cost of revenue	371	459	187	236
Research and development	2,532	3,525	1,266	1,789
Sales and marketing	1,253	1,976	613	807
General and administrative	1,105	1,319	571	664
Total stock-based compensation-RSUs	5,261	7,279	2,637	3,496